STOCKHOLDERS’ DEFICIT (Details 1) - $ / shares	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016	Apr. 30, 2015
Number of warrants
Beginning Balance, Outstanding	2,000,000	2,000,000	2,000,000
Granted
Canceled / Expired
Exercised
Ending Balance, Outstanding	2,000,000	2,000,000	2,000,000
Weighted Average Exercise Price Per Share
Beginning Balance	$ 0.35	$ 0.35	$ 0.35
Granted
Canceled / Expired
Exercised
Ending Balance	$ 0.35	$ 0.35	$ 0.35
Weighted Average Remaining Contractual Life (in years) Beginning	5 years 10 months 6 days	6 years 10 months 6 days	7 years 10 months 6 days
Weighted Average Remaining Contractual Life (in years) Outstanding Ending	5 years 1 month 6 days	5 years 10 months 6 days	6 years 10 months 6 days
Warrants [Member]
Number of warrants
Beginning Balance, Outstanding and Exercisable	3,299,192	32,875,345	32,865,345
Beginning Balance, Outstanding	11,522,170
Granted	65,138,143	3,289,192	10,000
Canceled / Expired		(32,865,345)
Exercised
Ending Balance, Outstanding and Exercisable		3,299,192	32,875,345
Ending Balance, Outstanding	76,660,313	11,522,170
Weighted Average Exercise Price Per Share
Beginning Balance	$ 0.01	$ 0.33	$ 0.33
Granted	0.01	0.01	0.05
Canceled / Expired		0.33
Exercised
Ending Balance	$ 0.01	$ 0.01	$ 0.33
Weighted Average Remaining Contractual Life (in years) Beginning	5 years 10 months 2 days	5 months 1 day	1 year 5 months 1 day
Weighted Average Remaining Contractual Life (in years) Outstanding Ending	5 years 15 days	5 years 9 months 26 days